MetLife Aggregate Bond Index Portfolio Investment Strategy - MetLife Aggregate Bond Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is a broad measure of the U.S. investment-grade fixed-income securities market. MetLife Investment Management, LLC (“MIM” or “Subadviser”), subadviser to the Portfolio, will invest in a selected stratified sample of the bonds included in the Index. The bonds purchased for the Portfolio are chosen by MIM based on a variety of models and factors to, as a group, reflect the composite performance of the Index. Although the Portfolio seeks to track the performance of the Index, its performance usually will not exactly match that of the Index because, among other things, the Portfolio incurs operating expenses. The Index is an unmanaged group of fixed-income securities, and therefore does not incur these expenses. The Portfolio may continue to hold debt securities that no longer are included in the Index, if, together with any money market instruments or cash, such holdings represent no more than 20% of the Portfolio’s net assets. The types of fixed-income securities generally included in the Index are U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, asset-backed securities, residential and commercial mortgage-backed securities, and zero coupon securities. MIM, under normal circumstances, invests at least 80% of the Portfolio’s net assets in debt securities included in the Index. In seeking to track the performance of the Index, from time to time the Portfolio may focus its investments in one or more industries or sectors. MIM may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the Index.